Segment information and information by geographical area - Identifiable assets and investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Geographical areas
Assets	€ 109,648	€ 123,440
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	4,644	8,376	€ 9,119
Italy
Geographical areas
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	1,198	1,402	1,424
Other European Union
Geographical areas
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	152	306	267
Rest of Europe
Geographical areas
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	119	9	538
Americas
Geographical areas
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	441	1,017	534
Asia
Geographical areas
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	1,267	1,685	1,782
Africa
Geographical areas
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	1,443	3,902	4,533
Other areas
Geographical areas
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	24	55	41
Allocated amounts
Geographical areas
Assets	79,604	91,795	85,483
Allocated amounts | Italy
Geographical areas
Assets	17,228	19,346	18,646
Allocated amounts | Other European Union
Geographical areas
Assets	4,159	7,237	7,086
Allocated amounts | Rest of Europe
Geographical areas
Assets	3,174	1,151	1,031
Allocated amounts | Americas
Geographical areas
Assets	4,485	5,230	4,546
Allocated amounts | Asia
Geographical areas
Assets	16,360	17,898	16,910
Allocated amounts | Africa
Geographical areas
Assets	33,341	40,021	36,155
Allocated amounts | Other areas
Geographical areas
Assets	€ 857	€ 912	€ 1,109